UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Smith Barney Muni Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  March 31
Date of reporting period: March 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------

           -----------------------------------------------------------
                                  SMITH BARNEY
                                   MUNI FUNDS
                                CALIFORNIA MONEY
                                MARKET PORTFOLIO
           -----------------------------------------------------------

                          ANNUAL REPORT | MARCH 31, 2004

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(R)

          Your Serious Money. Professionally Managed.(R)is a registered service mark of Citigroup Global Markets Inc.

           -----------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
           -----------------------------------------------------------

================================================================================
                                  WHAT'S INSIDE
================================================================================

Letter from the Chairman ...................................................   1

Manager Overview ...........................................................   3

Schedule of Investments ....................................................   7

Statement of Assets and Liabilities ........................................  18

Statement of Operations ....................................................  19

Statements of Changes in Net Assets ........................................  20

Notes to Financial Statements ..............................................  21

Financial Highlights .......................................................  26

Independent Auditors' Report ...............................................  27

Additional Information .....................................................  28

Tax Information ............................................................  32

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

Amid uneven prospects about the economy, stock market volatility and geopolitical concerns during the past year, many investors shifted their hard-earned dollars into shorter-term fixed-income funds to complement their higher-risk investments. During much of the year, interest rate concerns remained contained due to lackluster employment data, subdued inflation and comments from the Fed, which led many investors to believe that it would refrain from raising its interest rate targets. However, the economy picked up over the period, the State of California is taking measures to address budgetary challenges, and U.S. job growth for March significantly exceeded estimates.(i)

Throughout the year the fund's manager anticipated that economic growth could improve, and a pick-up in activity could potentially lead to higher inflation and interest rates. Therefore, the manager maintained a relatively defensive posture in managing the portfolio's exposure to inflation and interest rate risk by maintaining a relatively neutral average maturity.

Municipal money market securities provide income that is exempt from federal, and sometimes state and local, income taxes. Your financial adviser can help you implement a suitable asset allocation based on your investment profile to help you pursue your long-term financial goals.

Please read on for a more detailed look at prevailing economic and market conditions during the fund's fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected fund performance.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and


               1   Smith Barney Muni Funds  |  2004 Annual Report
shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

April 22, 2004


               2   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
                                MANAGER OVERVIEW
================================================================================

[PHOTO OMITTED]                        [PHOTO OMITTED]

JOSEPH P. DEANE                        JULIE P. CALLAHAN, CFA

Vice President and                     Vice President and
Investment Officer                     Investment Officer


Performance Review

As of March 31, 2004, the seven-day current yield and seven-day effective yield, which reflects compounding, of Class A shares of the fund, were both 0.47%. These numbers are the same due to rounding.

The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than

--------------------------------------------------------------------------------
  SMITH BARNEY MUNI FUNDS -- CALIFORNIA MONEY MARKET PORTFOLIO CLASS A SHARES
                          YIELDS AS OF MARCH 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Seven-day current yield                                      0.47%
--------------------------------------------------------------------------------
     Seven-day effective yield                                    0.47%
--------------------------------------------------------------------------------

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.

The fund's yields will vary and performance of other share classes may differ. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

In the cases where the current yield and effective yield are the same, it is due to rounding. The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. The seven-day current and seven-day effective yields for Class Y shares as of this same date were 0.58% and 0.58%, respectively.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.
--------------------------------------------------------------------------------


               3   Smith Barney Muni Funds  |  2004 Annual Report
the current yield because of the compounding effect of the assumed reinvestment. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Market Overview

In order to help boost economic activity, last June the Fed reduced its target for the federal funds rate,(ii) which dropped to four-decade lows. As a result, the yields on tax-exempt money market instruments continued to fall. By August, evidence of an improvement in the national economy emerged, and as a result longer-term bond yields started to rise. However, many investors believed the Fed would likely leave short-term interest rates at prevailing low levels over the foreseeable future, and tax-exempt money market yields generally remained near their lows.

Stronger than anticipated economic growth consensus estimates for the third calendar quarter rekindled concerns about interest rates and inflation. Despite the 8.2% annual growth in gross domestic product ("GDP")(iii) over the third quarter of 2003, investors' concerns about the prospects of inflation and rising rates were contained because some of this growth was attributable to one-time factors, such as the tax cuts and the end of major combat operations in Iraq. Furthermore, many investors felt the Fed appeared to be in a holding pattern from adjusting its rate targets.

Investment Approach

The fund included a significant amount of municipal obligations backed by school districts and revenue bonds. Revenue bonds are issued to finance public works such as tunnels, sewer systems and bridges, and are supported directly by the revenues derived from the operations of these systems. The fund maintained a diversified mix of securities that included tax-exempt commercial paper, fixed-rate notes and variable-rate demand obligations. During the year we reduced the average maturity of the fund to just 29 days. This was a reflection of the belief that the short-term municipal yield curve was very flat and there was no added benefit from purchasing securities with longer maturities.


               4   Smith Barney Muni Funds  |  2004 Annual Report

Investors Question the Fed's Patience

Investors spent the first quarter of 2004 dissecting language from the Fed, which stated in late January that it "believes that it can be patient in removing its policy accommodation."(iv) However, the fact that the Fed did not include the phrase "considerable period" in this statement as it had before led many investors to question when its patience would run out.

Estimates of calendar fourth-quarter 2003 GDP annual growth released during the period registered at 4.1%.(iii) This rate was below third-quarter 2003 results but exceeded levels from early last year. Furthermore, in recent testimony to Congress, Fed Chairman, Alan Greenspan revealed that the Fed raised its expectations for economic growth.

Although the economy has shown significant signs of improvement since early last year, the job market has remained the weak link to a sustainable recovery. Employment data(i) released after the first quarter of 2004 ended showed that the unemployment rose to 5.7% in March, versus 5.6% in February. However, the U.S. economy added 308,000 non-farm payroll jobs in March,(i) marking the largest number since April 2000.(v) This result raised expectations that the strength of the economy may be improving, raising concerns that inflation could pick up and interest rates rise sooner than previously anticipated.

The Economic State of California

The State of California's spending has exceeded its revenues over recent years, saddling the state with a mountain of debt. As a result, the Governor's office increased its budget deficit projection for California to $38 billion last June.(v) Given California's fiscal woes, major ratings agencies downgraded their credit ratings on the state's general obligation bonds last year. Furthermore, following a recall election based largely on voters' dissatisfaction with the state government's fiscal-management performance, Governor Arnold Schwarzenegger was sworn into office last November to replace the State's former Governor, Gray Davis.(v)

On March 2nd of this year, voters approved passage of Proposition 57 and Proposition 58. Dubbed the "California Economic Recovery Bond Act," Proposition 57 enables the State to raise up to $15 billion via a bond offering to pay off California's accumulated General Fund deficit as of June 30, 2004.(vi) The offering date for the bonds is scheduled to occur shortly. A quarter cent of the state sales tax would be dedicated to repay this deficit-reduction bond.(vii) The proposed bond issuance was conditional upon voter approval of Proposition 58,(vi) which requires California politicians to balance the budget every year in the future; it also mandates a "rainy day" account for the State to address certain financing needs.

Standard & Poor's credit rating on California's long-term debt was recently BBB with a positive outlook.(viii) Recent reports note that Standard & Poor's said it would review the state's bond rating with an eye toward potentially upgrading it.(v)


               5   Smith Barney Muni Funds  |  2004 Annual Report

Thank you for your investment in the Smith Barney Muni Funds -- California Money Market Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,


/s/ Joseph P. Deane                                      /s/ Julie P. Callahan



Joseph P. Deane                                          Julie P. Callahan, CFA
Vice President and                                       Vice President and
Investment Officer                                       Investment Officer

April 22, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Please refer to pages 7 through 15 for a list of the fund's holdings.

i     Based upon data released on April 1, 2004 from the U.S. Department of
      Labor.
ii The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iii Source for GDP (gross domestic product) growth: Bureau of Labor Statistics. Gross domestic product is a market value of goods and services produced by labor and property in a given country.
iv    Source: Federal Reserve (January 28, 2004).
v     Source: Lehman Brothers.
vi    Source: State of California.
vii   Source: Small School Districts Association.
viii  Source: Standard & Poor's (Public Finance Report Card, April 2004).


               6   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Schedule of Investments                                           March 31, 2004
================================================================================

     FACE
    AMOUNT       RATING(a)                         SECURITY                                      VALUE
==========================================================================================================
                            ABAG Finance Authority for Nonprofit Corp.:
 $   7,000,000   A-1+          Lease Pass-Through Obligation Series A 1.05% VRDO              $  7,000,000
    12,550,000   A-1+          Lucile Salter Packard Children's Hospital Project
                                  AMBAC-Insured 1.00% VRDO                                      12,550,000
     2,300,000   A-1+          MFH Amber Court Apartments Series A 1.01% VRDO                    2,300,000
     2,660,000   A-1+          Series D 1.12% VRDO                                               2,660,000
                            Alameda Contra Costa Schools Finance Authority Capital
                               Improvements Financing Project COP:
       975,000   A-1              Series A 1.03% VRDO                                              975,000
     5,350,000   A-1              Series D 1.03% VRDO                                            5,350,000
     1,600,000   A-1              Series E 1.03% VRDO                                            1,600,000
    14,010,000   A-1              Series L 1.03% VRDO                                           14,010,000
     2,245,000   VMIG 1*    Alvord USD Finance Corp. COP 1.05% VRDO                              2,245,000
     6,180,000   A-1+       Anaheim Housing Authority MFH Park Vista Apartments
                               1.06% VRDO AMT                                                    6,180,000
     1,400,000   A-1        Anaheim UHSD COP FSA-Insured 1.00% VRDO                              1,400,000
    10,500,000   A-1+       Antelope Valley Health Care District Series A 1.00% VRDO            10,500,000
                            Bay Area Toll Authority Toll Bridge Revenue San Francisco
                               Bay Area AMBAC-Insured:
    10,000,000   A-1+             Series A 0.99% VRDO                                           10,000,000
    17,050,000   A-1+             Series C 1.01% VRDO                                           17,050,000
                            California Cities Home Ownership Authority Lease
                               Purchase Program:
    35,000,000   A-1+             Series A 1.05% VRDO                                           35,000,000
     5,650,000   A-1+             Series B 1.05% VRDO                                            5,650,000
    11,250,000   SP-1+      California Community College Finance Authority TRAN
                               Series A 2.00% due 6/30/04                                       11,277,860
     2,900,000   VMIG 1*    California EFA St. Mary's College of California Series B
                               1.00% VRDO                                                        2,900,000
                            California Health Facilities Finance Authority:
                               Catholic Healthcare MBIA-Insured:
     1,900,000   A-1+             Series B 1.05% VRDO                                            1,900,000
     2,300,000   A-1+             Series C 1.05% VRDO                                            2,300,000
     8,845,000   A-1           Memorial Health Services 1.00% VRDO                               8,845,000
     6,300,000   A-1           Scripps Health Care Series A 1.03% VRDO                           6,300,000
    10,500,000   A-1+          Sisters Charity Health Systems 1.03% VRDO                        10,500,000
    16,035,000   A-1+          Southern California Presbyterian Homes MBIA-Insured
                                  1.05% VRDO                                                    16,035,000
                            California HFA:
                               Home Mortgage:
     1,700,000   A-1+             Series F 1.08% VRDO AMT                                        1,700,000
     1,570,000   A-1+             Series J-2 MBIA-Insured 0.98% VRDO AMT                         1,570,000
    19,900,000   A-1              Series U MBIA-Insured 1.10% VRDO AMT                          19,900,000
                               MFH:
     3,000,000   A-1+             Series C 1.08% VRDO AMT                                        3,000,000
    10,000,000   A-1+             Series E 1.00% VRDO AMT                                       10,000,000


                       See Notes to Financial Statements.

               7   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

     FACE
    AMOUNT       RATING(a)                         SECURITY                                      VALUE
==========================================================================================================
 $   1,200,000   A-1+             Series F 1.06% VRDO                                         $  1,200,000
     6,705,000   A-1+             Series G 1.08% VRDO AMT                                        6,705,000
    45,685,000   A-1+          Series D FSA-Insured 1.10% VRDO AMT                              45,685,000
                            California Infrastructure & Economic Development Bank:
    10,000,000   A-1+          Academy of Motion Pictures AMBAC-Insured 1.05% VRDO              10,000,000
     4,000,000   NR+           IDR River Ranch 1.05% VRDO AMT                                    4,000,000
                               ISO MBIA-Insured:
    12,800,000   A-1+             Series A 1.05% VRDO                                           12,800,000
    28,685,000   A-1+             Series C 1.05% VRDO                                           28,685,000
     2,400,000   A-1           Roller Bearing of America 1.20% VRDO AMT                          2,400,000
                            California PCFA:
                               PCR:
       110,000   A-1+             Santa Clara Valley Disposal Co. Series A
                                    1.05% VRDO AMT                                                 110,000
     7,400,000   P-1              Sierra Pacific Industries Project 1.02% VRDO                   7,400,000
                               Solid Waste:
     4,270,000   NR+              Alameda County Industrial Project Series A
                                    1.09% VRDO AMT                                               4,270,000
     4,360,000   NR+              Athens Disposal Inc. Project Series A 1.09% VRDO AMT           4,360,000
     5,185,000   NR+              Athens Services Project 1.09% VRDO AMT                         5,185,000
     7,000,000   A-1+             Atlantic Richfield Co. Project Series A 1.14% VRDO AMT         7,000,000
     1,660,000   NR+              BLT Enterprises Series 1999-A 1.09% VRDO AMT                   1,660,000
     7,155,000   NR+              Blue Line Transfer Project 1.09% VRDO AMT                      7,155,000
    14,470,000   NR+              Edco Disposal Corp. Project 1.09% VRDO AMT                    14,470,000
     2,365,000   NR+              Garaventa Enterprises Inc. 1.09% VRDO AMT                      2,365,000
    10,735,000   A-1+             Norcal Waste System Inc. 1.09% VRDO AMT                       10,735,000
     8,675,000   P-1              Sierra Pacific Industries Inc. Project 1.07% VRDO AMT          8,675,000
       595,000   NR+              Sonoma Compost Co. Project Series A 1.09% VRDO AMT               595,000
     1,300,000   NR+              South County Sanitary Services Series 1999-A
                                    1.09% VRDO AMT                                               1,300,000
     5,000,000   A-1+             Waste Management Inc. Project Series A
                                    1.09% VRDO AMT                                               5,000,000
     3,100,000   NR+              Willits Project Series A 1.09% VRDO AMT                        3,100,000
    60,000,000   SP-1+      California School Cash Reserve Program Series A
                               2.00% due 7/6/04                                                 60,171,863
     5,750,000   A-1        California School Facilities Finance Corp. COP Series C
                               1.00% VRDO                                                        5,750,000
                            California State Department of Veteran Affairs:
                               Home Purchase Revenue Series A:
    20,000,000   VMIG 1*          Sub-Series A-1 1.02% VRDO                                     20,000,000
    20,000,000   VMIG 1*          Sub-Series A-2 1.00% VRDO                                     20,000,000
     4,560,000   A-1           MSTC Series 1998-47 Class A AMBAC-Insured PART
                                  1.06% VRDO AMT                                                 4,560,000
                            California State Department of Water Resources:
    10,000,000   A-1+          Series C-1 1.00% VRDO                                            10,000,000
    15,500,000   A-1+          Series C-2 AMBAC-Insured 1.00% VRDO                              15,500,000


                       See Notes to Financial Statements.

               8   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

     FACE
    AMOUNT       RATING(a)                         SECURITY                                      VALUE
==========================================================================================================
 $  12,700,000   A-1+          Series C-3 AMBAC-Insured 1.00% VRDO                             $12,700,000
     2,000,000   A-1+          Series C-7 FSA-Insured 1.05% VRDO                                 2,000,000
    35,000,000   A-1           Series C-11 1.02% VRDO                                           35,000,000
     8,200,000   A-1+          Series C-14 1.02% VRDO                                            8,200,000
    13,000,000   A-1           Series C-15 1.01% VRDO                                           13,000,000
                            California State GO:
                               MSTC PART:
    14,495,000   A-1              Series 2000-96 Class A AMBAC-Insured 1.06% VRDO               14,495,000
     3,700,000   A-1+             Series SGA-7 FSA-Insured 1.06% VRDO                            3,700,000
    31,155,000   A-1+             Series SGA-136 XLCA-Insured 1.15% VRDO                        31,155,000
    20,000,000   A-1           Series C-2 1.02% VRDO                                            20,000,000
    12,500,000   SP-1+      California State RANS Sub-Series A-5 2.00% due 6/23/04              12,526,262
    25,000,000   SP-1       California State Revenue Anticipation Warrants Series B
                               2.00% due 6/16/04                                                25,045,256
                            California Statewide Communities Development Authority:
     8,850,000   VMIG 1*       Concordia University Project Series A 1.13% VRDO                  8,850,000
     2,600,000   A-1+          IDR A&B Die Casting Corp. Series A 1.10% VRDO AMT                 2,600,000
     4,400,000   A-1           Kaiser Permanente 1.02% due 5/20/04                               4,400,000
     5,000,000   VMIG 1*       MERLOT Series E FSA-Insured PART 1.05% VRDO                       5,000,000
                               MFH:
     4,000,000   A-1+             Aegis Assisted Living Properties Series Y
                                    1.04% VRDO AMT                                               4,000,000
     3,415,000   A-1+             Breezewood Apartments Series F-1 FNMA-Insured
                                    1.04% VRDO AMT                                               3,415,000
     4,165,000   A-1+             Oakmont of Danville-Sunrise Project Series A
                                    1.04% VRDO AMT                                               4,165,000
     2,900,000   A-1+          Motion Picture & TV Fund Series A 1.02% VRDO                      2,900,000
     1,625,000   VMIG 1*       Nonprofit's Insurance Alliance Series A 1.05% VRDO                1,625,000
     2,350,000   A-1        Carlsbad USD School Facility Bridge Funding Program
                               FSA-Insured 1.00% VRDO                                            2,350,000
     2,736,000   VMIG 1*    Clipper Tax Exempt Trust COP Series 1998-9 AMBAC-Insured
                               PART 1.12% VRDO AMT                                               2,736,000
     3,500,000   VMIG 1*    Contra Costa Water District Munitops Series 1999-8
                               FGIC-Insured PART 1.12% due 7/21/04                               3,500,000
     3,955,000   A-1+       Corona MFH Country Hills Project Series B 1.00% VRDO                 3,955,000
                            East Bay MUD Waste Water:
    11,900,000   A-1+          0.95% due 4/1/04 TECP                                            11,900,000
    29,000,000   A-1+          0.96% due 5/12/04 TECP                                           29,000,000
    18,550,000   A-1+          Sub-Series B XLCA-Insured 1.00% VRDO                             18,550,000
     4,085,000   A-1+       Eastern Municipal Water District Water and Sewer Revenue
                               Series B FGIC-Insured 1.01% VRDO                                  4,085,000
    15,200,000   VMIG 1*    Elsinore Valley Municipal Water District COP Series A
                               FGIC-Insured 1.03% VRDO                                          15,200,000
     3,600,000   VMIG 1*    Escondido CDA COP 1.05% VRDO AMT                                     3,600,000
     9,500,000   A-1+       Escondido MFH Via Roble Apartments Series A
                               1.04% VRDO AMT                                                    9,500,000


                       See Notes to Financial Statements.

               9   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

     FACE
    AMOUNT       RATING(a)                         SECURITY                                      VALUE
==========================================================================================================
 $  10,900,000   VMIG 1*    Fontana USD COP School Finance Bridge Funding Program
                               Series A FSA-Insured 1.00% VRDO                                $ 10,900,000
                            Fremont COP:
    22,900,000   A-1+          Maintenance Center & Fire Project AMBAC-Insured
                                  1.00% VRDO                                                    22,900,000
     3,650,000   VMIG 1*       Office Building Improvement & Fire Project 1.00% VRDO             3,650,000
     2,650,000   A-1+       Fresno Sewer Revenue Series A FGIC-Insured 1.03% VRDO                2,650,000
    10,000,000   A-1+       Fresno Trinity Health Credit Group Series C 0.99% VRDO              10,000,000
                            Golden Empire School Finance Authority Kern High School
                               District:
    10,400,000   A-1+             1.03% VRDO                                                    10,400,000
     3,550,000   A-1+             Series A 1.00% VRDO                                            3,550,000
     9,100,000   A-1+             Series B 1.00% VRDO                                            9,100,000
     1,350,000   VMIG 1*    Hayward MFH Tennyson Gardens Apartments
                               Series A 1.15% VRDO AMT                                           1,350,000
                            Hillsborough COP:
     3,100,000   NR+           Series A 1.00% VRDO                                               3,100,000
                               Water & Sewer Systems Projects:
    15,000,000   A-1+             Series A 1.00% VRDO                                           15,000,000
     4,100,000   NR+              Series B 1.00% VRDO                                            4,100,000
       300,000   VMIG 1*    Irvine Improvement Board Assessment District 00-18
                               Series A 1.10% VRDO                                                 300,000
     5,740,000   VMIG 1*    Irvine Public Facilities & Infrastructure Authority Lease
                               Revenue Capital Improvement Project Series 85 1.10% VRDO          5,740,000
     1,800,000   A-1+       Irvine Ranch Water District Nos. 140-240-105-250 1.10% VRDO          1,800,000
     4,900,000   VMIG 1*    Kern Community COP Kern Public Facilities Project
                               Series D 1.03% VRDO                                               4,900,000
     1,750,000   A-1+       Livermore MFH Diablo Vista Apartments FNMA-Insured
                               1.02% VRDO                                                        1,750,000
     2,215,000   VMIG 1*    Long Beach USD Capital Improvement Project
                               AMBAC-Insured 1.00% VRDO                                          2,215,000
                            Los Angeles Capital Asset Lease Corp. TECP:
    14,500,000   A-1+          0.95% due 4/1/04                                                 14,500,000
    18,600,000   A-1+          0.93% due 5/17/04                                                18,600,000
     5,300,000   A-1+          0.93% due 5/18/04                                                 5,300,000
     9,300,000   A-1+          0.92% due 6/7/04                                                  9,300,000
                            Los Angeles City Harbor Department TECP:
     5,510,000   A-1           1.00% due 5/10/04 AMT                                             5,510,000
     5,810,000   A-1           0.98% due 5/17/04 AMT                                             5,810,000
     3,100,000   A-1+       Los Angeles Community College District Putters Series 216Z
                               MBIA-Insured PART 1.03% VRDO                                      3,100,000
                            Los Angeles Community RDA MFH:
     3,900,000   A-1+          Security Building Project Series A 1.05% VRDO AMT                 3,900,000
     5,400,000   VMIG 1*       Skyline at Southpart 1.06% VRDO                                   5,400,000


                       See Notes to Financial Statements.

               10  Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

     FACE
    AMOUNT       RATING(a)                         SECURITY                                      VALUE
==========================================================================================================
 $  16,000,000   A-1+       Los Angeles Convention & Exhibition Center Authority Lease
                               Revenue Series B-1 AMBAC-Insured 0.97% due 6/16/04             $ 16,000,000
     9,285,000   A-1        Los Angeles County GO MSTC Series 9004 Class A
                               FGIC-Insured PART 1.07% VRDO                                      9,285,000
                            Los Angeles County Housing Authority MFH:
     3,000,000   VMIG 1*       Canyon Country Villas Project Series H 1.00% VRDO                 3,000,000
       200,000   A-1+          Fountain Park Project 1.01% VRDO AMT                                200,000
     4,300,000   A-1+          Sand Canyon Series F 1.00% VRDO                                   4,300,000
     2,465,000   A-1+          Series K 1.00% VRDO                                               2,465,000
     6,198,000   VMIG 1*       Studio Colony Series C 1.05% VRDO                                 6,198,000
     2,875,000   VMIG 1*    Los Angeles County Metropolitan Transportation Authority
                               Sales Tax Revenue Series 837 PART 1.05% VRDO                      2,875,000
                            Los Angeles County MFH Mortgage Revenue:
    10,700,000   A-1+          Crescent Gardens No. 1984 Series A 1.04% VRDO                    10,700,000
     2,500,000   A-1+          Valencia Housing Project Series C 1.00% VRDO                      2,500,000
    15,945,000   VMIG 1*    Los Angeles County Sanitation District Finance Authority
                               Series 826 FSA-Insured PART 1.05% VRDO                           15,945,000
    38,000,000   SP-1+      Los Angeles County TRAN Series A 2.00% due 6/30/04                  38,101,850
                            Los Angeles Department of Water & Power:
    10,000,000   A-1+          Series B-1 1.02% VRDO                                            10,000,000
    38,500,000   A-1+          Series B-2 1.01% VRDO                                            38,500,000
    20,000,000   A-1+          Series B-4 1.00% VRDO                                            20,000,000
    28,000,000   A-1+          Series B-5 1.00% VRDO                                            28,000,000
     8,400,000   A-1+          Series B-8 1.00% VRDO                                             8,400,000
     3,000,000   A-1+       Los Angeles International Airport Series A
                               0.95% due 5/6/04 TECP                                             3,000,000
    25,000,000   SP-1+      Los Angeles USD GO TRAN Series A 2.00% due 7/1/04                   25,065,888
     3,600,000   A-1+       Los Angeles USD Putters Series 261Z FGIC-Insured PART
                               1.03% VRDO                                                        3,600,000
                            Los Angeles Waste Water System:
     9,897,500   VMIG 1*       Series 318 FGIC-Insured PART 1.02% VRDO                           9,897,500
    20,000,000   A-1+          Sub-Series B FGIC-Insured 1.15% due 12/9/04                      20,000,000
     8,000,000   A-1+       Manteca Finance Authority Water Revenue MSTC SGA 147
                               MBIA-Insured PART 1.06% VRDO                                      8,000,000
                            Metropolitan Water District of Southern California:
     6,900,000   A-1           Series 2001-113 Class A FGIC-Insured PART 1.06% VRDO              6,900,000
     5,000,000   A-1+          Series B-1 1.00% VRDO                                             5,000,000
    25,000,000   A-1+          Series B-2 1.00% VRDO                                            25,000,000
    20,500,000   A-1+       Milpitas MFH Crossing at Montague Series A FNMA-Insured
                               1.04% VRDO AMT                                                   20,500,000
                            MSR Public Power Agency San Juan Project:
     5,700,000   A-1           Series B AMBAC-Insured 1.00% VRDO                                 5,700,000
    10,900,000   A-1+          Series D MBIA-Insured 1.00% VRDO                                 10,900,000
    17,000,000   A-1+          Series E MBIA-Insured 1.00% VRDO                                 17,000,000


                       See Notes to Financial Statements.

               11  Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

     FACE
    AMOUNT       RATING(a)                         SECURITY                                      VALUE
==========================================================================================================
 $   4,900,000   A-1+       Northern California Transmission Agency Revenue
                               California/Oregon Transmission Series A FSA-Insured
                               1.00% VRDO                                                     $  4,900,000
    33,800,000   A-1+       Oakland Alameda County Coliseum Project Series C-2
                               1.03% VRDO                                                       33,800,000
    19,510,000   A-1+       Oakland COP Capital Equipment Project 1.03% VRDO                    19,510,000
     3,000,000   VMIG 1*    Oakland MERLOT Series M AMBAC-Insured PART
                               1.05% VRDO                                                        3,000,000
     9,500,000   MIG 1*     Oakland TRAN 2.00% due 7/29/04                                       9,527,862
                            Orange County Apartment Development:
     5,275,000   A-1+          Alicia Apartments Series A Remarketed 12/15/98
                                  1.10% VRDO AMT                                                 5,275,000
    13,200,000   VMIG 1*       Capistrano Pointe Series A 1.01% VRDO                            13,200,000
    16,500,000   VMIG 1*       Foothill Oaks Apartments 1.04% VRDO AMT                          16,500,000
    23,500,000   A-1+          Ladera Apartments Series 2-B 1.04% VRDO AMT                      23,500,000
     4,490,000   VMIG 1*       Niguel Summit 2 Series B 1.00% VRDO                               4,490,000
    13,100,000   A-1+       Orange County Housing Authority Oasis Martinique Project
                               1.02% VRDO                                                       13,100,000
     5,800,000   VMIG 1*    Orange County Improvement Bond Act 1915 Assessment
                               District No. 01-1-Series A 1.10% VRDO                             5,800,000
                            Orange County Sanitation District COP:
     2,400,000   A-1+          No. 1-3 5-7 & 11 AMBAC-Insured 1.00% VRDO                         2,400,000
     6,650,000   A-1+          Series A 1.10% VRDO                                               6,650,000
    12,470,000   VMIG 1*    Palo Alto USD MERLOT Series R FGIC-Insured PART
                               1.05% VRDO                                                       12,470,000
    16,800,000   A-1+       Paramount HFA MFH Century Plaza Apartment Project
                               1.06% VRDO AMT                                                   16,800,000
     5,980,000   VMIG 1*    Pasadena COP Rose Bowl Improvement Project Series 1996
                               1.02% VRDO                                                        5,980,000
    19,675,000   A-1+       Port of Oakland Munitops Series 2000-5 FGIC-Insured PART
                               1.12% VRDO AMT                                                   19,675,000
                            Puerto Rico Commonwealth GO:
     4,000,000   VMIG 1*       MERLOT Series A44 FGIC-Insured PART 1.05% VRDO                    4,000,000
     2,220,000   A-1           PA 650 PART 1.05% VRDO                                            2,220,000
    20,000,000   SP-1+         TRAN 2.00% due 7/30/04                                           20,065,190
     3,480,000   VMIG 1*    Puerto Rico Highway Transportation Authority MERLOT
                               Series FFF MBIA-Insured PART 1.05% VRDO                           3,480,000
                            Puerto Rico Industrial Tourist Educational Medical &
                               Environmental Control Authority:
    33,630,000   AA               Abbot Laboratories Project 1.30% due 3/1/05                   33,630,000
    16,380,000   A-1+             Putters Series 235 MBIA-Insured PART 1.07% due 6/3/04         16,380,000
     2,800,000   A-1        Puerto Rico Municipal Finance Agency Series PA-610R
                               FSA-Insured PART 1.01% VRDO                                       2,800,000
     1,475,000   VMIG 1*    Rancho Mirage Joint Powers Financing Authority COP
                               Eisenhower Medical Center Series B MBIA-Insured
                               0.95% VRDO                                                        1,475,000


                       See Notes to Financial Statements.

               12  Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

     FACE
    AMOUNT       RATING(a)                         SECURITY                                      VALUE
==========================================================================================================
 $   6,900,000   VMIG 1*    Rancho Water District Finance Authority Revenue Series B
                               FGIC-Insured 1.03% VRDO                                        $  6,900,000
     2,300,000   A-1        Redwood City PFA COP City Hall Project 1.05% VRDO                    2,300,000
    15,580,000   VMIG 1*    Richmond RDA MFH Summit Hilltop Series A FNMA-Insured
                               1.01% VRDO                                                       15,580,000
                            Riverside County Community Facilities District Special Tax:
    11,650,000   VMIG 1*       No. 88-4 1.08% VRDO                                              11,650,000
     2,400,000   VMIG 1*       No. 89-1 1.05% VRDO                                               2,400,000
     7,600,000   A-1           No. 89-5 1.03% VRDO                                               7,600,000
     7,700,000   A-1+       Riverside County COP Series B 1.00% VRDO                             7,700,000
     2,500,000   A-1+       Riverside County Housing Authority MFH Countrywood
                               Apartments Series C 1.00% VRDO                                    2,500,000
                            Riverside County IDA:
     3,300,000   A-1+          Aluminum Body Corp. Project 1.05% VRDO AMT                        3,300,000
     1,900,000   NR+           Rockwin Corp. Series II 1.07% VRDO AMT                            1,900,000
     2,600,000   A-1        Riverside USD COP School Facility Bridge Refinancing Program
                               FSA-Insured 1.00% VRDO                                            2,600,000
    17,175,000   A-1+       Riverside-San Bernardino HFA Lease Pass-Through Obligation
                               Series A 1.05% VRDO                                              17,175,000
    21,300,000   A-1+       Sacramento County COP Administration Center & Courthouse
                               Project 1.00% VRDO                                               21,300,000
                            Sacramento County Housing Authority MFH:
     6,000,000   A-1+          Series C Remarketed 7/21/99 FNMA-Insured 1.01% VRDO               6,000,000
     6,000,000   A-1+          Series D Remarketed 7/21/99 FNMA-Insured 1.01% VRDO               6,000,000
     5,000,000   A-1+          Stone Creek Apartments FNMA-Insured 1.01% VRDO                    5,000,000
     7,000,000   A-1+       Sacramento County Sanitation District Finance Authority
                               Series C 1.03% VRDO                                               7,000,000
    16,940,000   A-1        Sacramento Finance Authority MSTC Series 2025
                               AMBAC-Insured PART 1.07% VRDO                                    16,940,000
                            Sacramento MUD:
    11,835,000   VMIG 1*       Munitops Series 2003-17 MBIA-Insured PART 1.08% VRDO             11,835,000
    13,000,000   A-1+          Series I 0.95% due 5/6/04 TECP                                   13,000,000
     5,300,000   VMIG 1*    Sacramento USD COP FSA-Insured 1.00% VRDO                            5,300,000
                            San Bernardino County COP:
     7,400,000   A-1+          Capital Improvement Project 1.00% VRDO                            7,400,000
     3,540,000   A-1+          Medical Center Project MBIA-Insured 0.95% VRDO                    3,540,000
     3,500,000   VMIG 1*    San Bernardino SFH XLCA-Insured Series C
                               1.10% due 9/1/04 AMT                                              3,500,000
    15,160,000   SP-1+      San Diego County School District RAN 1.75% due 6/30/04              15,190,653
                            San Diego County Water Authority Series 1 TECP:
    10,500,000   A-1+          0.94% due 4/1/04                                                 10,500,000
     5,000,000   A-1+          0.96% due 5/6/04                                                  5,000,000
    11,500,000   A-1+          0.95% due 5/10/04                                                11,500,000
     5,000,000   A-1+          0.95% due 5/12/04                                                 5,000,000
    56,445,000   A-1+       San Diego HFA 1.05% VRDO                                            56,445,000


                       See Notes to Financial Statements.

               13  Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

     FACE
    AMOUNT       RATING(a)                         SECURITY                                      VALUE
==========================================================================================================
 $  12,000,000   A-1+       San Diego USD MSTC SGA-120 MBIA-Insured PART
                               1.06% VRDO                                                     $ 12,000,000
    11,000,000   VMIG 1*    San Diego Water Munitops Series 1998-10 FGIC-Insured PART
                               1.08% VRDO                                                       11,000,000
    41,340,000   VMIG 1*    San Francisco Airport Munitops Series 2000-9 FGIC-Insured PART
                               1.13% VRDO AMT                                                   41,340,000
     9,865,000   A-1        San Francisco Building Authority Civic Center MSTC 9006
                               Class A AMBAC-Insured PART 1.07% VRDO AMT                         9,865,000
                            San Francisco City & County RDA MFH:
     2,100,000   VMIG 1*       Bayside Village Project Series B 1.02% VRDO                       2,100,000
                               Fillmore Center:
    10,600,000   A-1              Series A-1 1.01% VRDO                                         10,600,000
     9,600,000   A-1              Series B-1 1.01% VRDO                                          9,600,000
     5,750,000   A-1              Series B-2 1.02% VRDO                                          5,750,000
    18,630,000   VMIG 1*       St. Francis Housing Project Program Series 89A
                                  1.03% VRDO                                                    18,630,000
     3,200,000   A-1        San Gabriel USD COP School Facilities Funding Program
                               FSA-Insured 1.00% VRDO                                            3,200,000
                            San Gabriel Valley Alameda Corridor TECP:
     6,100,000   A-1+          0.96% due 5/6/04                                                  6,100,000
    10,000,000   A-1+          0.96% due 5/11/04                                                10,000,000
                            San Jose MFH:
     3,000,000   A-1+          Almaden Lake Village Apartment Project 1.05% VRDO AMT             3,000,000
     7,000,000   A-1+          Cinnabar Commons Series C 1.05% VRDO AMT                          7,000,000
     9,580,000   VMIG 1*       Fairway Glen Series A FGIC-Insured 1.05% VRDO                     9,580,000
     4,900,000   VMIG 1*       Foxchase Series B Remarketed 3/17/94 FNMA-Insured
                                  1.05% VRDO                                                     4,900,000
    16,050,000   VMIG 1*       Kimberly Woods Apartments Series A 1.01% VRDO                    16,050,000
     1,800,000   A-1+       San Leandro MFH Parkside Series A 1.03% VRDO                         1,800,000
     6,280,000   VMIG 1*    Santa Ana USD COP 1.05% VRDO                                         6,280,000
     3,000,000   A-1+       Santa Clara County Financing Authority Lease VMC Facility
                               Replacement Project B 1.00% VRDO                                  3,000,000
     1,500,000   AA         Santa Clara Valley Transportation Authority Sales Tax Revenue
                               5.00% due 6/1/04                                                  1,509,820
     5,200,000   A-1+       Santa Cruz County Housing Authority MFH Paloma Apartments
                               Series A 1.05% VRDO                                               5,200,000
     7,800,000   VMIG 1*    Simi Valley MFH Shadowridge Apartments 1.06% VRDO                    7,800,000
    11,090,000   A-1        South Orange County PFA MSTC Series 2030 FSA-Insured PART
                               1.07% VRDO                                                       11,090,000
     2,400,000   VMIG 1*    South Placer Waste Water Authority Wastewater Revenue
                               FGIC-Insured Series B 0.98% VRDO                                  2,400,000
                            Southern California Public Power Authority Transmission
                               Project FSA-Insured:
    46,250,000   A-1+             Series A 1.00% VRDO                                           46,250,000
    45,900,000   A-1+             Series B 1.03% VRDO                                           45,900,000


                       See Notes to Financial Statements.

               14  Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

     FACE
    AMOUNT       RATING(a)                         SECURITY                                      VALUE
==========================================================================================================
 $  13,400,000   NR+        Stanislaus County Capital Improvements Financing Authority
                               Central Valley Center For the Arts 1.00% VRDO               $    13,400,000
       800,000   A-1        Stockton MFH Mariners Pointe Association Series A
                               1.02% VRDO                                                          800,000
     5,000,000   A-1+       Temecula PFA Community Facilities District Harveston
                               Series A 1.05% VRDO                                               5,000,000
    13,800,000   A-1+       Torrance Hospital Authority Little Co. of Mary Hospital
                               1.04% VRDO                                                       13,800,000
                            University of California Board of Regents Series A TECP:
    30,000,000   NR+           0.97% due 6/4/04                                                 30,000,000
     6,000,000   NR+           0.95% due 6/7/04                                                  6,000,000
     2,300,000   A-1+       Upland Apartment Development Revenue Mountain Springs
                               Series 1998A 1.01% VRDO                                           2,300,000
    10,635,000   A-1        Vallejo Capital Improvements Project COP 1.08% VRDO                 10,635,000
     2,335,000   A-1        Westminster COP Civic Center Refinance Program Series B
                               AMBAC-Insured 1.05% VRDO                                          2,335,000
     8,740,000   A-1+       Westminster RDA AMBAC-Insured 1.05% VRDO                             8,740,000
==========================================================================================================
                            TOTAL INVESTMENTS -- 100.0%
                            (Cost -- $2,440,184,004**)                                      $2,440,184,004
==========================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except for those which are identified by an asterisk (*), are rated by Moody's Investors Service ("Moody's").
+ Security has not been rated by either Standard & Poor's or Moody's. However, the Board of Trustees has determined this security to be considered a first tier quality issue due to enhancement features; such as insurance and/or irrevocable letters of credit.
**    Aggregate cost for Federal income tax purposes is substantially the same.

    See pages 16 and 17 or definitions of ratings and certain abbreviations.


================================================================================
Summary of Investments by Industry*
================================================================================

Housing                                                                    24.1%

Water and Sewer                                                            13.2

Utilities                                                                  10.6

General Obligation                                                         10.2

Education                                                                   9.4

Public Facilities                                                           6.2

Finance                                                                     6.1

Transportation                                                              5.3

Hospital                                                                    5.2

Other                                                                       9.7
--------------------------------------------------------------------------------
                                                                          100.0%
================================================================================

* As a percentage of total investments. Please note that Fund holdings are as of March 31, 2004 and are subject to change.


                       See Notes to Financial Statements.

               15  Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Bond Ratings (unaudited)
================================================================================

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Rating "AA" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA        -- Bonds rated "AAA" have the highest rating assigned by Standard &
              Poor's. Capacity to pay interest and repay principal is extremely strong.

AA         -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each "Aa" rating, where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa        -- Bonds rated "Aaa" by Moody's are judged to be of the best quality.
              They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa         -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

================================================================================
Short-Term Security Ratings (unaudited)
================================================================================

SP-1       -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

SP-2       -- Standard & Poor's rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

A-1        -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+)sign.

VMIG 1    --  Moody's highest rating for issues having a demand feature -- VRDO.

MIG 1      -- Moody's highest rate for short-term municipal obligations.

P-1        -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating

NR         -- Indicates that the bond is not rated by Standard & Poor's or
              Moody's.


               16  Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Abbreviations* (unaudited)
================================================================================

ABAG       --  Association of Bay Area Governments
ACA        --   American Capital Insurance
AIG        --   American International Guaranty
AMBAC      --   Ambac Assurance Corporation
AMT        --   Alternative Minimum Tax
BAN        --   Bond Anticipation Notes
BIG        --   Bond Investors Guaranty
CDA        --   Community Development Authority
CGIC       --   Capital Guaranty Insurance Company
CHFCLI     --   California Health Facility Construction Loan Insurance
CONNIE LEE --   College Construction Loan Insurance Association
COP        --   Certificate of Participation
CSD        --   Central School District
CTFS       --   Certificates
DFA        --   Development Finance Agency
EDA        --   Economic Development Authority
EFA        --   Educational Facilities Authority
ETM        --   Escrowed To Maturity
FGIC       --   Financial Guaranty Insurance Company
FHA        --   Federal Housing Administration
FHLMC      --   Federal Home Loan Mortgage Corporation
FLAIRS     --   Floating Adjustable Interest Rate Securities
FNMA       --   Federal National Mortgage Association
FRTC       --   Floating Rate Trust Certificates
FSA        --   Financial Security Assurance
GIC        --   Guaranteed Investment Contract
GNMA       --   Government National Mortgage Association
GO         --   General Obligation
HDC        --   Housing Development Corporation
HEFA       --   Health & Educational Facilities Authority
HFA        --   Housing Finance Authority
IBC        --   Insured Bond Certificates
IDA        --   Industrial Development Authority
IDB        --   Industrial Development Board
IDR        --   Industrial Development Revenue
IFA        --   Infrastructure Finance Agency
Inflos     --   Inverse Floaters
ISD        --   Independent School District
ISO        --   Independent System Operator
LOC        --   Letter of Credit
MBIA       --   Municipal Bond Investors Assurance Corporation
MERLOT     --   Municipal Exempt Receipts Liquidity Optional Tender
MFH        --   Multi-Family Housing
MSTC       --   Municipal Securities Trust Certificates
MUD        --   Municipal Utilities District
MVRICS     --   Municipal Variable Rate Inverse Coupon Security
PART       --   Partnership Structure
PCFA       --   Pollution Control Finance Authority
PCR        --   Pollution Control Revenue
PFA        --   Public Financing Authority
PFC        --   Public Finance Corporation
PSFG       --   Permanent School Fund Guaranty
Q-SBLF     --   Qualified School Board Loan Fund
Radian     --   Radian Asset Assurance
RAN        --   Revenue Anticipation Notes
RAW        --   Revenue Anticipation Warrants
RDA        --   Redevelopment Agency
RIBS       --   Residual Interest Bonds
RITES      --   Residual Interest Tax-Exempt Securities
SFH        --   Single-Family Housing
SPA        --   Standby Bond Purchase Agreements
SWAP       --   Swap Structure
SYCC       --   Structural Yield Curve Certificate
TAN        --   Tax Anticipation Notes
TCRS       --   Transferable Custodial Receipts
TECP       --   Tax Exempt Commercial Paper
TFA        --   Transitional Finance Authority
TOB        --   Tender Option Bond Structure
TRAN       --   Tax and Revenue Anticipation Notes
UFSD       --   Unified Free School District
UHSD       --   Unified High School District
USD        --   Unified School District
VA         --   Veterans Administration
VRDD       --   Variable Rate Daily Demand
VRDO       --   Variable Rate Demand Obligation
VRWE       --   Variable Rate Wednesday Demand
XLCA       --   XL Capital Assurance

----------
*     Abbreviations may or may not appear in the schedule of investments.


               17  Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Statement of Assets and Liabilities                               March 31, 2004
================================================================================

ASSETS:
   Investments, at amortized cost                                 $2,440,184,004
   Cash                                                                  128,625
   Receivable for securities sold                                     35,326,149
   Receivable for Fund shares sold                                    23,568,776
   Interest receivable                                                 5,972,718
   Prepaid expenses                                                       14,527
   Other assets                                                           29,260
--------------------------------------------------------------------------------
   Total Assets                                                    2,505,224,059
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for Fund shares reacquired                                 36,002,337
   Payable for securities purchased                                   22,936,615
   Management fee payable                                                977,123
   Dividends payable                                                     512,037
   Distribution plan fees payable                                         74,489
   Deferred compensation payable                                          29,260
   Accrued expenses                                                      131,696
--------------------------------------------------------------------------------
   Total Liabilities                                                  60,663,557
--------------------------------------------------------------------------------
Total Net Assets                                                  $2,444,560,502
================================================================================

NET ASSETS:
   Par value of shares of beneficial interest                     $    2,444,480
   Capital paid in excess of par value                             2,442,115,029
   Accumulated net realized gain from investment transactions                993
--------------------------------------------------------------------------------
Total Net Assets                                                  $2,444,560,502
================================================================================

Shares Outstanding:
   Class A                                                         2,397,627,700
   -----------------------------------------------------------------------------
   Class Y                                                            46,852,168
   -----------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                 $         1.00
   -----------------------------------------------------------------------------
   Class Y (and redemption price)                                 $         1.00
================================================================================


                       See Notes to Financial Statements.

               18  Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Statement of Operations                        For the Year Ended March 31, 2004
================================================================================

INVESTMENT INCOME:
   Interest                                                          $24,605,685
--------------------------------------------------------------------------------
EXPENSES:
   Management fee (Note 4)                                            11,209,622
   Distribution plan fees (Note 5)                                     2,384,792
   Transfer agency services (Note 5)                                     213,576
   Custody                                                                80,654
   Audit and legal                                                        33,990
   Shareholder communications (Note 5)                                    27,396
   Registration fees                                                      23,482
   Trustees' fees                                                         14,858
   Other                                                                  20,056
--------------------------------------------------------------------------------
   Total Expenses                                                     14,008,426
--------------------------------------------------------------------------------
Net Investment Income                                                 10,597,259
--------------------------------------------------------------------------------
Net Realized Gain From Investment Transactions                               993
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                               $10,598,252
================================================================================


                       See Notes to Financial Statements.

               19  Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Statements of Changes in Net Assets                For the Years Ended March 31,
================================================================================

                                                                                     2004                 2003
=====================================================================================================================
OPERATIONS:
   Net investment income                                                        $    10,597,259      $    19,311,248
   Net realized gain                                                                        993              177,578
---------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                                            10,598,252           19,488,826
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 3 AND 6):
   Net investment income                                                            (10,597,263)         (19,311,248)
---------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                                                  (10,597,263)         (19,311,248)
---------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
   Net proceeds from sale of shares                                               8,720,404,004        7,983,425,382
   Net asset value of shares issued for reinvestment of dividends                    10,444,598           19,660,893
   Cost of shares reacquired                                                     (8,674,429,374)      (8,233,462,785)
---------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From
   Fund Share Transactions                                                           56,419,228         (230,376,510)
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                                    56,420,217         (230,198,932)

NET ASSETS:
   Beginning of year                                                              2,388,140,285        2,618,339,217
---------------------------------------------------------------------------------------------------------------------
   End of year                                                                  $ 2,444,560,502      $ 2,388,140,285
=====================================================================================================================


                       See Notes to Financial Statements.

               20  Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Notes to Financial Statements
================================================================================

1.    Significant Accounting Policies

The California Money Market Portfolio ("Fund"), a separate investment fund of the Smith Barney Muni Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of this Fund and eight other separate investment funds: Florida, Georgia, Limited Term, New York, National, Pennsylvania, Massachusetts Money Market and New York Money Market Portfolios. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (g) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


               21  Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

2.    Fund Concentration

Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

3.    Exempt-Interest Dividends and Other Distributions

The Fund declares and records a dividend of substantially all its net investment income on each business day. Such dividends are paid or reinvested monthly in Fund shares on the payable date. Furthermore, the Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4.    Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. Effective July 1, 2003, the Fund pays SBFM a management fee calculated at an annual rate of 0.475% on the first $1 billion of the Fund's average daily net assets; 0.450% on the next $1 billion; 0.425% on the next $3 billion; 0.400% on the next $5 billion and 0.375% on the Fund's average daily net assets in excess of $10 billion. This fee is calculated daily and paid monthly.

Prior to July 1, 2003, the Fund paid SBFM a management fee calculated at an annual rate of 0.500% on the first $2.5 billion of the Fund's average daily net assets; 0.475% on the next $2.5 billion and 0.450% on the Fund's average daily net assets in excess of $5 billion. This fee was calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended March 31, 2004, the Fund paid transfer agent fees of $392,652 to CTB.


               22  Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

5.    Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to Class A shares calculated at an annual rate of 0.10% of the average daily net assets of that class. For the year ended March 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were $2,384,792.

For the year ended March 31, 2004, total Transfer Agency Service expenses were as follows:

                                                         Class A         Class Y
================================================================================
Transfer Agency Service Expenses                         $212,205        $1,371
================================================================================

For the year ended March 31, 2004, total Shareholder Communication expenses were as follows:

                                                         Class A         Class Y
================================================================================
Shareholder Communication Expenses                       $27,220          $176
================================================================================

6.    Distributions Paid to Shareholders by Class

                                        Year Ended                  Year Ended
                                      March 31, 2004              March 31, 2003
================================================================================
Net Investment Income
Class A                                 $10,514,312                $19,311,225
Class Y                                      82,951                         23
--------------------------------------------------------------------------------
Total                                   $10,597,263                $19,311,248
================================================================================

7.    Shares of Beneficial Interest

At March 31, 2004, the Trust had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.


               23  Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

Transactions in shares of the Fund were as follows:

                                             Year Ended            Year Ended
                                           March 31, 2004        March 31, 2003
================================================================================
Class A
Shares sold                                 8,640,554,636         7,983,425,382
Shares issued on reinvestment                  10,381,572            19,660,865
Shares reacquired                          (8,641,366,497)       (8,233,462,785)
--------------------------------------------------------------------------------
Net Increase (Decrease)                         9,569,711          (230,376,538)
================================================================================
Class Y
Shares sold                                    79,849,368                    --
Shares issued on reinvestment                      63,026                    28
Shares reacquired                             (33,062,877)                   --
--------------------------------------------------------------------------------
Net Increase                                   46,849,517                    28
================================================================================

8.    Income Tax Information and Distributions to Shareholders

At March 31, 2004, the tax basis components of distributable earnings were:

================================================================================
Tax-exempt income                                                       $574,857
--------------------------------------------------------------------------------
Accumulated capital gains                                                    993
================================================================================

The tax character of distributions paid during the years ended March 31 was:

                                                  2004                  2003
================================================================================
Tax-exempt income                              $10,597,263           $19,311,248
================================================================================

9.    Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended


               24  Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.


               25  Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares                   2004             2003             2002             2001             2000
=============================================================================================================
Net Asset Value,
   Beginning of Year          $     1.00       $     1.00       $     1.00       $     1.00       $     1.00
-------------------------------------------------------------------------------------------------------------
Net investment income              0.004            0.008            0.016            0.030            0.025
Dividends from net
   investment income              (0.004)          (0.008)          (0.016)          (0.030)          (0.025)
-------------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Year                $     1.00       $     1.00       $     1.00       $     1.00       $     1.00
-------------------------------------------------------------------------------------------------------------
Total Return                        0.44%            0.76%            1.66%            3.03%            2.49%
-------------------------------------------------------------------------------------------------------------
Net Assets,
   End of Year (millions)     $    2,398       $    2,388       $    2,618       $    3,355       $    3,095
-------------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
   Expenses(1)                      0.58%            0.64%            0.63%            0.63%            0.66%
   Net investment income            0.44             0.76             1.67             2.97             2.46
=============================================================================================================

Class Y Shares                   2004             2003             2002             2001             2000
=============================================================================================================
Net Asset Value,
   Beginning of Year          $     1.00       $     1.00       $     1.00       $     1.00       $     1.00
-------------------------------------------------------------------------------------------------------------
Net investment income              0.006            0.010            0.018            0.031            0.025
Dividends from net
   investment income              (0.006)          (0.010)          (0.018)          (0.031)          (0.025)
-------------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Year                $     1.00       $     1.00       $     1.00       $     1.00       $     1.00
-------------------------------------------------------------------------------------------------------------
Total Return                        0.62%            1.02%            1.78%            3.12%            2.57%
-------------------------------------------------------------------------------------------------------------
Net Assets,
   End of Year (millions)     $       47       $        0*      $        0*      $        0*      $        0*
-------------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
   Expenses(2)                      0.45%            0.53%            0.54%            0.54%            0.55%
   Net investment income            0.54             0.87             1.72             3.06             2.58
=============================================================================================================

(1) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.80%.
(2) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.70%.
*     Amount represents less than $0.5 million.


               26  Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Independent Auditors' Report
================================================================================

To the Shareholders and Board of Trustees of Smith Barney Muni Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the California Money Market Portfolio ("Fund") of Smith Barney Muni Funds ("Trust") as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                                    /s/ KPMG LLP


New York, New York
May 12, 2004


               27  Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Additional Information (unaudited)
================================================================================

Information about Trustees and Officers

The business and affairs of the California Money Market Portfolio ("Fund") are managed under the direction of the Smith Barney Muni Funds' ("Trust") Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling the Trust's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010).

                                                                                       Number of
                                             Term of                                   Portfolios
                                           Office* and          Principal               in Fund          Other Board
                            Position(s)      Length           Occupation(s)             Complex           Memberships
Name, Address                Held with       of Time           During Past              Overseen           Held by
and Age                        Fund          Served            Five Years              by Trustee          Trustee
====================================================================================================================
Non-Interested Trustees:

Lee Abraham                   Trustee         Since     Retired; Former Director           27               None
13732 LeHavre Drive                           1999      of Signet Group PLC
Frenchman's Creek
Palm Beach Gardens,
FL 33410
Age 76

Allan J. Bloostein            Trustee         Since     President of Allan                 34           Taubman Realty
27 West 67th Street                           1999      Bloostein Associates, a                         Corp.
New York, NY 10023                                      consulting firm; Former
Age 74                                                  Director of CVS Corp.

Jane F. Dasher                Trustee         Since     Controller of PBK                  27               None
Korsant Partners                              1999      Holdings Inc., a family
283 Greenwich Avenue                                    investment company
3rd Floor
Greenwich, CT 06830
Age 54

Donald R. Foley               Trustee         Since     Retired                            19               None
3668 Freshwater Drive                         1985
Jupiter, FL 33477
Age 81

Richard E. Hanson, Jr.        Trustee         Since     Retired; Former Head of            27               None
2751 Vermont Route 140                        1999      the New Atlanta Jewish
Poultney, VT 05764                                      Community High School
Age 62

Paul Hardin                   Trustee         Since     Professor of Law &                 34               None
12083 Morehead                                1994      Chancellor Emeritus at
Chapel Hill, NC 27514-8426                              the University of North
Age 72                                                  Carolina

Roderick C. Rasmussen         Trustee         Since     Investment Counselor               27               None
9 Cadence Court                               1989
Morristown, NJ 07960
Age 77


               28  Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                       Number of
                                             Term of                                   Portfolios
                                           Office* and          Principal               in Fund          Other Board
                            Position(s)      Length           Occupation(s)             Complex           Memberships
Name, Address                Held with       of Time           During Past              Overseen           Held by
and Age                        Fund          Served            Five Years              by Trustee          Trustee
====================================================================================================================
John P. Toolan                Trustee         Since     Retired                            27           John Hancock
13 Chadwell Place                             1989                                                      Funds
Morristown, NJ 07960
Age 73

Interested Trustee:

R. Jay Gerken**               Chairman,       Since     Managing Director of               221              None
Citigroup Asset               President       2002      Citigroup Global Markets
Management ("CAM")            and Chief                 Inc. ("CGM"); Chairman,
399 Park Avenue               Executive                 President and Chief
4th Floor                     Officer                   Executive Officer of Smith
New York, NY 10022                                      Barney Fund Management LLC
Age 52                                                  ("SBFM"), Travelers
                                                        Investment Adviser, Inc.
                                                        ("TIA") and Citi Fund
                                                        Management Inc. ("CFM");
                                                        President and Chief Executive
                                                        Officer of certain mutual
                                                        funds associated with Citigroup
                                                        Inc. ("Citigroup"); Formerly
                                                        Portfolio Manager of Smith
                                                        Barney Allocation Series Inc.
                                                        (from 1996 to 2001) and Smith
                                                        Barney Growth and Income Fund
                                                        (from 1996 to 2000)

Officers:

Andrew B. Shoup               Senior Vice     Since     Director of CAM; Senior Vice       N/A              N/A
CAM                           President       2003      President and Chief
125 Broad Street              and Chief                 Administrative Officer
11th Floor                    Administrative            of mutual funds associated
New York, NY 10004            Officer                   with Citigroup; Treasurer
Age 47                                                  of certain mutual funds
                                                        associated with Citigroup;
                                                        Head of International Funds
                                                        Administration of CAM (from
                                                        2001 to 2003); Director of
                                                        Global Funds Administration
                                                        of CAM (from 2000 to 2001);
                                                        Head of U.S. Citibank Funds
                                                        Administration of CAM (from
                                                        1998 to 2000)


               29  Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                       Number of
                                             Term of                                   Portfolios
                                           Office* and          Principal               in Fund          Other Board
                            Position(s)      Length           Occupation(s)             Complex           Memberships
Name, Address                Held with       of Time           During Past              Overseen           Held by
and Age                        Fund          Served            Five Years              by Trustee          Trustee
====================================================================================================================
Richard L. Peteka             Chief           Since     Director of CGM; Chief             N/A              N/A
CAM                           Financial       2002      Financial Officer and
125 Broad Street              Officer and               Treasurer of certain mutual
11th Floor                    Treasurer                 funds affiliated with
New York, NY 10004                                      Citigroup; Director and
Age 42                                                  Head of Internal Control
                                                        for CAM U.S. Mutual Fund
                                                        Administration (from 1999
                                                        to 2002); Vice President,
                                                        Head of Mutual Fund
                                                        Administration and Treasurer
                                                        at Oppenheimer Capital (from
                                                        1996 to 1999)

Julie P. Callahan, CFA        Vice            Since     Vice President                     N/A              N/A
CAM                           President       2002      of CGM
399 Park Avenue               and
4th Floor                     Investment
New York, NY 10022            Officer
Age 31

Joseph P. Deane               Vice            Since     Managing Director                  N/A              N/A
CAM                           President       1987      of CGM
399 Park Avenue               and
4th Floor                     Investment
New York, NY 10002            Officer
Age 56


               30  Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                       Number of
                                             Term of                                   Portfolios
                                           Office* and          Principal               in Fund          Other Board
                            Position(s)      Length           Occupation(s)             Complex           Memberships
Name, Address                Held with       of Time           During Past              Overseen           Held by
and Age                        Fund          Served            Five Years              by Trustee          Trustee
====================================================================================================================
Andrew Beagley                Chief           Since     Director of CGM (since             N/A              N/A
CAM                           Anti-Money      2002      2000); Director of
399 Park Avenue               Laundering                Compliance, North
4th Floor                     Compliance                America, CAM (since 2000);
New York, NY 10022            Officer                   Chief Anti-Money
Age 40                                                  Laundering Compliance
                                                        Officer and Vice President
                                                        of certain mutual funds
                                                        associated with Citigroup;
                                                        Director of Compliance,
                                                        Europe, the Middle East
                                                        and Africa, CAM (from 1999
                                                        to 2000); Compliance
                                                        Officer, Salomon Brothers
                                                        Asset Management Limited,
                                                        Smith Barney Global Capital
                                                        Management Inc., Salomon
                                                        Brothers Asset Management
                                                        Asia Pacific Limited
                                                        (from 1997 to 1999)

Kaprel Ozsolak                Controller      Since     Vice President of CGM;             N/A              N/A
CAM                                           2002      Controller of certain
125 Broad Street                                        mutual funds
11th Floor                                              associated with
New York, NY 10004                                      Citigroup
Age 38

Robert I. Frenkel             Secretary       Since     Managing Director and              N/A              N/A
CAM                           and Chief       2003      General Counsel of Global
300 First Stamford Place      Legal Officer             Mutual Funds for CAM and
4th Floor                                               its predecessor (since
Stamford, CT 06902                                      1994); Secretary of CFM
Age 48                                                  (from 2001 to 2004);
                                                        Secretary and Chief Legal
                                                        Officer of mutual funds
                                                        associated with Citigroup

----------
* Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
** Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.


               31  Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Tax Information (unaudited)
================================================================================

For the year ended March 31, 2004, 100.00% of the dividends paid by the Fund from net investment income were tax-exempt for regular Federal income tax and California state income tax purposes.


               32  Smith Barney Muni Funds  |  2004 Annual Report

--------------------------------------------------------------------------------
SMITH BARNEY
MUNI FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
R. Jay Gerken, CFA
  Chairman
Richard E. Hanson, Jr.
Paul Hardin
Roderick C. Rasmussen
John P. Toolan

OFFICERS

R. Jay Gerken, CFA
President and Chief
Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Julie P. Callahan, CFA
Vice President and
Investment Officer

Joseph P. Deane
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money
Laundering Compliance
Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT
MANAGER

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.
P.O. Box 9699
Providence, Rhode Island
02940-9699

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

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Smith Barney Muni Funds
--------------------------------------------------------------------------------

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California Money Market Portfolio

The Fund is a separate investment fund of the Smith Barney Muni Funds, a Massachusetts business trust.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.

This report is submitted for general information of the shareholders of Smith Barney Muni Funds -- California Money Market Portfolio.

SMITH BARNEY MUNI FUNDS
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

(C)2004 Citigroup Global Markets Inc.
Member NASD, SIPC

FD2309 5/04                                                              04-6639
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

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Jane F. Dasher, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Ms. Dasher as the Audit Committee's financial expert. Ms. Dasher is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Audit Fees for Smith Barney Muni Funds were $170,500 and $162,500 for the years ended 3/31/04 and 3/31/03.

         (b) Audit-Related Fees for Smith Barney Muni Funds were $0 and $0 for the years ended 3/31/04 and 3/31/03.

         (c) Tax Fees for Smith Barney Muni Funds were $18,500 and $18,400 for the years ended 3/31/04 and 3/31/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Muni Funds.

         (d) There were no all other fees for Smith Barney Muni Funds for the years ended 3/31/04 and 3/31/03.

         (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

               The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

               The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit

               Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

               Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee;
               (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

         (f)   N/A

         (g) Non-audit fees billed - $100,000 and $1.2 million for the years ended 12/31/2003 and 12/31/2002.

         (h) Yes. The Smith Barney Muni Funds' Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Smith Barney Muni Funds or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)   Code of Ethics attached hereto.

               Exhibit 99.CODE ETH

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Muni Funds


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Muni Funds

Date: June 4, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Muni Funds

Date: June 4, 2004


By:   /s/ Richard L. Peteka
      Richard L. Peteka
      Chief Financial Officer of
      Smith Barney Muni Funds

Date: June 4, 2004